Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	12 Months Ended		13 Months Ended	24 Months Ended	25 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 01, 2023	Sep. 30, 2015	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2024	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000012348
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Conservative Growth Fund
Accumulated Value		$ 9,451			$ 9,850		$ 10,447		$ 10,558	$ 10,728	$ 11,079	$ 12,478	$ 10,671	$ 11,182	$ 12,826	$ 13,691
C000012350
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Conservative Growth Fund
Accumulated Value		10,000			10,339		10,897		10,922	11,025	11,286	12,622	10,716	11,155	12,732	13,531
C000126999
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Conservative Growth Fund
Accumulated Value	$ 10,000		$ 9,735			$ 11,145		$ 11,939
C000080683
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Defensive Strategies Fund
Accumulated Value		9,453			10,305		10,257		10,307	10,814	11,220	12,877	11,986	12,981	15,048	17,188
C000080684
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Defensive Strategies Fund
Accumulated Value		10,000			10,832		10,685		10,665	11,098	11,432	13,027	12,025	12,927	14,883	16,872
C000127002
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Defensive Strategies Fund
Accumulated Value		10,000			10,941		10,910		10,995	11,563	12,021	13,839	12,898	14,013	16,283	18,651
C000012336
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Fixed Income Fund
Accumulated Value		9,553			9,885		9,806		9,580	10,323	10,880	10,641	9,194	9,144	10,092	10,285
C000012338
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Fixed Income Fund
Accumulated Value		10,000			10,266		10,113		9,795	10,487	10,969	10,641	9,126	9,012	9,869	9,990
C000126995
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Fixed Income Fund
Accumulated Value		10,000			10,391		10,324		10,112	10,926	11,549	11,310	9,793	9,764	10,814	11,050
C000130991
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Growth & Income Fund
Accumulated Value		9,452			9,676		10,151		10,026	10,017	9,668	11,328	10,425	10,477	11,873	12,248
C000130992
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Growth & Income Fund
Accumulated Value		10,000			10,154		10,577		10,369	10,284	9,853	11,454	10,466	10,442	11,744	12,020
C000130993
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Growth & Income Fund
Accumulated Value		10,000			10,261		10,794		10,686	10,697	10,355	12,161	11,228	11,312	12,849	13,284
C000049122
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan High Yield Bond Fund
Accumulated Value		9,547			10,483		11,211		11,192	12,143	12,539	13,971	11,812	12,994	14,952	15,845
C000065171
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan High Yield Bond Fund
Accumulated Value		10,000			10,904		11,563		11,465	12,340	12,642	13,997	11,737	12,826	14,640	15,385
C000127001
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan High Yield Bond Fund
Accumulated Value		10,000			11,012		11,806		11,807	12,843	13,296	14,853	12,589	13,899	16,030	17,009
C000049121
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan International Fund
Accumulated Value		9,453			9,628		11,255		11,347	10,717	11,788	15,258	10,935	13,046	16,535	19,366
C000065170
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan International Fund
Accumulated Value		10,000			10,109		11,720		11,733	10,992	12,017	15,427	10,967	12,991	16,344	18,998
C000127000
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan International Fund
Accumulated Value		10,000			10,208		11,961		12,086	11,442	12,634	16,384	11,763	14,076	17,894	20,996
C000104306
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Israel Common Values Fund
Accumulated Value		9,447			10,596		12,886		13,788	15,735	14,736	21,993	19,241	17,220	19,589	32,051
C000104307
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Israel Common Values Fund
Accumulated Value		10,000			11,141		13,436		14,269	16,161	15,030	22,253	19,320	17,170	19,377	31,464
C000127003
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Israel Common Values Fund
Accumulated Value		10,000			11,251		13,712		14,702	16,825	15,802	23,636	20,728	18,606	21,212	34,792
C000012342
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Large/Mid Cap Growth Fund
Accumulated Value		9,451			10,079		11,745		13,095	12,902	15,086	19,811	16,098	19,130	26,042	29,952
C000012344
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Large/Mid Cap Growth Fund
Accumulated Value		10,000			10,604		12,256		13,558	13,254	15,387	20,054	16,190	19,070	25,772	29,442
C000126997
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Large/Mid Cap Growth Fund
Accumulated Value		10,000			10,701		12,494		13,955	13,782	16,167	21,282	17,346	20,644	28,177	32,499
C000012333
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Large/Mid Cap Value Fund
Accumulated Value		9,450			10,055		11,372		12,916	13,244	13,765	17,880	16,146	18,398	23,583	24,022
C000012335
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Large/Mid Cap Value Fund
Accumulated Value		10,000			10,564		11,861		13,372	13,605	14,033	18,089	16,218	18,337	23,331	23,606
C000126994
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Large/Mid Cap Value Fund
Accumulated Value		10,000			10,674		12,099		13,773	14,156	14,755	19,211	17,390	19,861	25,527	26,080
C000012330
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Small Cap Value Fund
Accumulated Value		9,448			10,456		12,709		13,994	13,467	11,530	17,413	14,307	16,518	20,507	20,473
C000012332
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Small Cap Value Fund
Accumulated Value		10,000			10,981		13,254		14,479	13,829	11,753	17,611	14,363	16,461	20,293	20,105
C000126993
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Small Cap Value Fund
Accumulated Value		10,000			11,092		13,520		14,922	14,399	12,363	18,708	15,406	17,836	22,197	22,223
C000012339
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Small/Mid Cap Growth Fund
Accumulated Value		9,455			9,358		11,127		12,719	11,610	14,634	19,592	14,368	16,896	24,120	27,124
C000012341
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Small/Mid Cap Growth Fund
Accumulated Value		10,000			9,827		11,583		13,166	11,923	14,913	19,815	14,419	16,844	23,865	26,648
C000126996
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Small/Mid Cap Growth Fund
Accumulated Value		10,000			9,925		11,826		13,555	12,405	15,669	21,026	15,459	18,208	26,081	29,393
C000012345
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Strategic Growth Fund
Accumulated Value		9,450			9,831		10,676		10,923	10,895	11,116	13,245	11,149	11,972	14,034	15,290
C000012347
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Strategic Growth Fund
Accumulated Value		10,000			10,325		11,130		11,299	11,187	11,336	13,398	11,199	11,954	13,940	15,093
C000126998
Account Value [Line Items]
Line Graph and Table Measure Name				Timothy Plan Strategic Growth Fund
Accumulated Value	10,000		9,681			11,358		12,404
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index
Accumulated Value		10,000			11,098		12,218		13,039	13,542	14,419	17,042	13,956	15,385	18,558	20,439
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index
Accumulated Value		10,000			11,098		12,218		13,039	13,542	14,419	17,042	13,956	15,385	18,558	20,439
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index
Accumulated Value	10,000		9,662			11,654		12,836
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,519		10,527		10,399	11,470	12,271	12,161	10,385	10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,519		10,527		10,399	11,470	12,271	12,161	10,385	10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,519		10,527		10,399	11,470	12,271	12,161	10,385	10,452	11,662	11,998
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Broad Market Index
Accumulated Value		10,000			10,526		10,528		10,405	11,503	12,313	12,180	10,402	10,471	11,683	12,022
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Broad Market Index
Accumulated Value		10,000			10,526		10,528		10,405	11,503	12,313	12,180	10,402	10,471	11,683	12,022
ICE BofA U.S. Broad Market Bond
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Broad Market Index
Accumulated Value		10,000			10,526		10,528		10,405	11,503	12,313	12,180	10,402	10,471	11,683	12,022
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			10,926		13,068		13,298	13,135	13,529	16,765	12,546	15,104	18,933	22,046
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			10,926		13,068		13,298	13,135	13,529	16,765	12,546	15,104	18,933	22,046
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			10,926		13,068		13,298	13,135	13,529	16,765	12,546	15,104	18,933	22,046
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,376		13,872		17,520	18,169	24,989	31,815	24,628	31,455	44,726	56,188
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,493		13,624		16,044	16,665	19,334	25,321	20,962	25,404	34,468	40,586
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,543		13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,543		13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,543		13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,547		13,942		16,066	14,638	14,695	21,701	16,602	18,085	22,925	25,391
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,124		13,106		15,872	16,698	20,577	26,843	18,925	22,230	28,751	35,084
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,124		13,106		15,872	16,698	20,577	26,843	18,925	22,230	28,751	35,084
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,124		13,106		15,872	16,698	20,577	26,843	18,925	22,230	28,751	35,084
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		10,000			11,217		12,828		14,033	14,323	15,295	19,195	15,570	17,729	22,002	24,864
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value	10,000		9,619			11,937		13,490
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		9,496			12,837		15,072
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value [Line Items]
Accumulated Value		10,000			10,623		10,651		10,903	11,483	10,669	13,400	12,976	13,209	15,060	15,629
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value [Line Items]
Accumulated Value		10,000			10,623		10,651		10,903	11,483	10,669	13,400	12,976	13,209	15,060	15,629
Russell 3000 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
33% BB USTreas1-3YR / 33% BB Comm / 34% MSCI REIT GROSS
Account Value [Line Items]
Accumulated Value		10,000			10,623		10,651		10,903	11,483	10,669	13,400	12,976	13,209	15,060	15,629
40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value [Line Items]
Accumulated Value		10,000			11,186		12,191		12,818	13,711	13,762	16,474	14,423	15,722	19,044	20,363
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value [Line Items]
Accumulated Value		10,000			11,186		12,191		12,818	13,711	13,762	16,474	14,423	15,722	19,044	20,363
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
40% BB US Aggregate Bond / 60% Russell 1000 Value
Account Value [Line Items]
Accumulated Value		10,000			11,186		12,191		12,818	13,711	13,762	16,474	14,423	15,722	19,044	20,363
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Accumulated Value		10,000			11,170		12,034		12,296	13,318	13,911	15,280	13,168	14,457	16,571	17,727
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Accumulated Value		10,000			11,170		12,034		12,296	13,318	13,911	15,280	13,168	14,457	16,571	17,727
Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index
Accumulated Value		10,000			11,170		12,034		12,296	13,318	13,911	15,280	13,168	14,457	16,571	17,727
Israel TA-125 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Israel TA-125 Index
Accumulated Value		10,000			10,147		11,044		12,420	13,246	11,851	17,382	15,989	14,740	17,151	29,570
Israel TA-125 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Israel TA-125 Index
Accumulated Value		10,000			10,147		11,044		12,420	13,246	11,851	17,382	15,989	14,740	17,151	29,570
Israel TA-125 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Israel TA-125 Index
Accumulated Value		10,000			10,147		11,044		12,420	13,246	11,851	17,382	15,989	14,740	17,151	29,570
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,376		13,872		17,520	18,169	24,989	31,815	24,628	31,455	44,726	56,188
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,493		13,624		16,044	16,665	19,334	25,321	20,962	25,404	34,468	40,586
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,493		13,624		16,044	16,665	19,334	25,321	20,962	25,404	34,468	40,586
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,376		13,872		17,520	18,169	24,989	31,815	24,628	31,455	44,726	56,188
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,547		13,942		16,066	14,638	14,695	21,701	16,602	18,085	22,925	25,391
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,547		13,942		16,066	14,638	14,695	21,701	16,602	18,085	22,925	25,391
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,496		13,647		16,046	16,514	18,992	25,045	20,630	24,852	33,598	39,447
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		10,000			11,217		12,828		14,033	14,323	15,295	19,195	15,570	17,729	22,002	24,864
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 11,496		$ 13,647		$ 16,046	$ 16,514	$ 18,992	$ 25,045	$ 20,630	$ 24,852	$ 33,598	$ 39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 9,496			$ 12,837		$ 15,072